Repurchase Reserve Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Sold Under Agreements To Repurchase [Roll Forward]
Balance at beginning of year	$ 160	$ 160	$ 160
Provision for repurchase liability	2	40	0
Reimbursement of expenses	(2)	(40)	0
Balance at end of year	$ 160	$ 160	$ 160